General (Tables)	6 Months Ended
Jun. 30, 2011
Income Statement | Southeast Asia
Sale of Disposable Group

The following table summarizes the operating results for this disposal group for the quarters and six-month periods ended June 30, 2011 and 2010:

	Quarter Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenue	$7,735	$8,389	$13,766	$15,731
Income before taxes	$1,722	$997	$2,772	$2,369
Taxes	$307	$148	$442	$396

Net income	$1,415	$849	$2,330	$1,973

Earnings per share information:
Basic	$0.02	$0.02	$0.03	$0.03

Diluted	$0.02	$0.01	$0.03	$0.03

Income Statement | I. E. Miller Services Inc
Sale of Disposable Group

The following table presents the unaudited pro forma effect of the sale of this business on the presentation of revenue, income before taxes and net income for each of the periods presented in the accompanying statements of operations. No pro forma effect of the gain or loss on the sale of this business is included.

Quarter ended June 30, 2011	As Reported	IEM	Pro Forma
Revenue	$544,232	$32,522	$511,710
Income from continuing operations before taxes	$84,871	$6,136	$78,735
Taxes	$31,781	$2,322	$29,459

Net income from continuing operations	$53,090	$3,814	$49,276

Quarter ended June 30, 2010
Revenue	$351,856	$24,635	$327,221
Income from continuing operations before taxes	$24,207	$3,452	$20,755
Taxes	$9,385	$1,580	$7,805

Net income from continuing operations	$14,822	$1,872	$12,950

Six Months ended June 30, 2011
Revenue	$1,033,418	$64,185	$969,233
Income from continuing operations before taxes	$146,016	$11,629	$134,387
Taxes	$54,907	$4,397	$50,510

Net income from continuing operations	$91,109	$7,232	$83,877

Six Months ended June 30, 2010
Revenue	$654,218	$46,974	$607,244
Income from continuing operations before taxes	$18,731	$5,615	$13,116
Taxes	$7,795	$2,241	$5,554

Net income from continuing operations	$10,936	$3,374	$7,562

Balance Sheet | Southeast Asia
Sale of Disposable Group

The following table presents the assets and liabilities of this disposal group as of June 30, 2011 and December 31, 2010.

	June 30, 2011	December 31, 2010
Current assets:
Cash	$2,613	$7,546
Accounts receivable	$6,805	$3,664
Inventory, net	$5,264	$5,147
Prepaid expenses	$455	$343

Current assets of discontinued operations	$15,137	$16,700

Long-term assets:
Property, plant and equipment, net	$4,963	$5,096
Goodwill	$2,858	$2,858
Other long-term assets	$941	$943

Long-term assets of discontinued operations	$8,762	$8,897

Current liabilities
Accounts payable	$2,774	$597
Accrued liabilities	$781	$2,244
Income taxes payable	$431	$—

Current liabilities of discontinued operations	$3,986	$2,841

Long-term liabilities of discontinued operations:
Deferred income taxes	$42	$33

Balance Sheet | I. E. Miller Services Inc
Sale of Disposable Group

The following table presents the unaudited pro forma balance sheet for each of the applicable periods presented, assuming the assets and liabilities associated with IEM were classified as held for sale at June 30, 2011 and December 31, 2010.

As of June 30, 2011	As Reported	IEM	Pro Forma
Current assets:
Cash	$167,941	$(1)	$167,940
Accounts receivable	$387,130	$(24,876)	$362,254
Prepaid expenses	$32,526	$(761)	$31,765
Current assets of discontinued operations	$15,137	$25,638	$40,775

Long-term assets:
Property, plant and equipment, net	$996,847	$(33,259)	$963,588
Goodwill	$252,138	$(3,537)	$248,601
Long-term assets of discontinued operations	$8,762	$36,796	$45,558

Current liabilities:
Accounts payable	$68,035	$(5,902)	$62,133
Accrued liabilities	$48,164	$(3,674)	$44,490
Accrued payroll and payroll burdens	$30,215	$(2,203)	$28,012
Income tax payable (receivable)	$(23,640)	$(4,397)	$(28,037)
Current liabilities of discontinued operations	$3,986	$16,176	$20,162

Long-term liabilities:
Long-term deferred tax liabilities	$234,409	$(8,837)	$225,572
Long-term liabilities of discontinued operations	$42	$8,837	$8,879

As of December 31, 2010	As Reported	IEM	Pro Forma
Current assets:
Accounts receivable	$341,984	$(21,070)	$320,914
Prepaid expenses	$18,357	$(544)	$17,813
Current assets of discontinued operations	$16,700	$21,614	$38,314

Long-term assets:
Property, plant and equipment, net	$950,932	$(35,162)	$915,770
Goodwill	$247,675	$(3,537)	$244,138
Long-term assets of discontinued operations	$8,897	$38,699	$47,596

Current liabilities:
Accounts payable	$74,502	$(4,262)	$70,240
Accrued liabilities	$42,993	$(4,824)	$38,169
Accrued payroll and payroll burdens	$26,284	$(1,783)	$24,501
Income tax payable (receivable)	$(24,124)	$(6,166)	$(30,290)
Current liabilities of discontinued operations	$2,841	$17,035	$19,876

Long-term liabilities:
Long-term deferred tax liabilities	$190,389	$(8,916)	$181,473
Long-term liabilities of discontinued operations	$33	$8,916	$8,949